UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                 CITYPLACEWASHINGTON, STATED.C. POSTALCODE20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                          Boston, StreetMA Street02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Money Market Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) (E) -- 27.3%
  Concord Minutemen Capital
     4.650%, 07/10/06                               $   29,634      $    29,372
   Crown Point Capital, Ser A (B)
     4.787%, 05/05/06                                   15,000           14,999
 East-Fleet Finance LLC (B)
     4.999%, 07/12/06                                   50,000           49,995
  Giro Funding
     4.823%, 05/04/06                                   30,000           29,988
  Govco
     5.043%, 07/21/06                                   25,000           24,720
  Greyhawk Funding LLC
     4.799%, 05/05/06                                   25,000           24,987
  Morgan Stanley Dean Witter (B)
     4.890%, 05/01/06                                   35,000           35,000
  New Center Asset Trust
     4.828%, 05/10/06                                   25,000           24,970
  Ormond Quay Funding LLC (B)
     4.856%, 05/18/06                                   25,000           24,997
  Rams Funding LLC ECN
     4.820%, 05/04/06                                   30,000           29,988
  Rhineland Funding
     4.820%, 07/03/06                                   20,000           19,827
  Sunbelt Funding
     4.823%, 05/10/06                                   25,000           24,970
     5.035%, 07/21/06                                   20,503           20,274
                                                                    -----------
Total Commercial Paper
  (Cost $354,087) ($ Thousands)                                         354,087
                                                                    -----------

CERTIFICATES OF DEPOSIT -- 13.2%
  Bank of Tokyo - Mitsubishi NY
     4.800%, 01/11/07                                    7,000            7,000
  Canadian Imperial Bank of
   Commerce NY
     4.802%, 12/05/06                                    6,000            6,000
  Credit Agricole
     5.000%, 03/09/07                                    9,000            9,000
     5.260%, 04/05/07                                    2,500            2,500
     5.300%, 04/18/07                                    5,000            5,000
  Credit Suisse NY
     4.750%, 11/07/06                                   10,000           10,000
     5.250%, 04/03/07                                    7,500            7,500
  Credit Suisse NY (B)
     5.043%, 07/18/06                                   15,000           15,000
     5.014%, 07/12/06                                    8,500            8,500
  Depfa Bank PLC NY
     4.800%, 12/05/06                                    6,000            6,000
  Deutsche Bank
     4.950%, 02/06/07                                    9,000            9,000
     4.805%, 02/21/07                                    8,000            8,000
  Deutsche Bank NY
     4.105%, 08/25/06                                    8,000            8,000
  Natexis Banques Populaires
    LLC NY
     5.010%, 02/12/07                                    9,000            9,000
  Standard Federal Bank
     4.140%, 07/24/06                                   15,000           15,000
  Svenska Handelsbanken NY (B)
     4.862%, 05/20/06                                   25,000           24,998

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

  Unicredito Italiano NY (B)
     4.770%, 05/31/06                               $   20,000      $    20,000
                                                                    -----------
Total Certificates of Deposit
  (Cost $170,498) ($ Thousands)                                         170,498
                                                                    -----------

CORPORATE BONDS(B) -- 15.0%
  Atlas Capital Funding MTN (E) (F)
     4.939%, 05/25/06                                   25,000           25,000
  Goldman Sachs Group (C)
     4.970%, 05/01/06                                   10,000           10,000
  Harrier Finance Funding
    LLC MTN (E) (F)
     4.861%, 05/15/06                                   30,000           30,000
  Harrier Finance LLC (E) (F)
     4.708%, 05/15/06                                   15,000           14,999
  Healthcare Property Group PLC
     LOC: Suntrust Bank
     4.930%, 05/03/06                                   11,960           11,960
  Links Finance LLC (E) (F)
     4.950%, 07/03/06                                   10,000            9,999
  Mesa Properties LLC (E) (F)
     5.100%, 05/04/06                                    2,500            2,500
  Northern Rock PLC (F)
     4.830%, 05/05/06                                   10,000           10,000
  Paragon Mortgages PLC,
     Ser 10A, Cl A1 (E) (F)
     4.901%, 05/15/06                                   24,568           24,568
  Premier Asset Collateralized
   Entity LLC MTN (E) (F)
     5.038%, 07/17/06                                   10,000           10,000
  Sigma Finance MTN, Ser 1 (E) (F)
     4.876%, 06/19/06                                   45,000           44,996
                                                                    -----------
Total Corporate Bonds
  (Cost $194,022) ($ Thousands)                                         194,022
                                                                    -----------

INSURANCE FUNDING AGREEMENTS (B)(C)(G)--3.0%
  Metropolitan Life Insurance
     4.760%, 05/01/06                                   30,000           30,000
  Monumental Life Insurance
     4.980%, 06/01/06                                    9,500            9,500
                                                                    -----------
Total Insurance Funding Agreements
  (Cost $39,500) ($ Thousands)                                           39,500
                                                                    -----------

MUNICIPAL BONDS (B) -- 1.3%
GEORGIA -- 0.6%
  Athens-Clarke County, Industrial
   Development Authority, Allen
   Properties, RB (E)
     4.930%, 05/03/06                                    7,095            7,095
                                                                    -----------
TEXAS -- 0.6%
  Harris County, Sports
   Authority, National Football
   League Project, Ser E, RB,
   MBIA
     4.900%, 05/04/06                                    2,900            2,900
  Texas State, Veterans Funding
   II Project, Ser D, GO
     4.850%, 05/03/06                                    5,270            5,270
                                                                    -----------
Total Texas                                                               8,170
                                                                    -----------


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Money Market Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
UTAH -- 0.1%
  Utah State, Board of Regents,
   Student Loan Authority, Ser
   X, RB, AMBAC
     4.850%, 05/03/06                               $    1,000      $     1,000
                                                                    -----------
Total Municipal Bonds
  (Cost $16,265) ($ Thousands)                                           16,265
                                                                    -----------

REPURCHASE AGREEMENTS (D) -- 40.1%
  Deutsche Bank
     4.740%, dated 04/28/06, to
     be repurchased on 05/01/06,
     repurchase price $300,118,500
     (collateralized by various
     FHLMC/FNMA obligations,
     ranging in par value
     $135,000- $21,230,000,
     0.00%-6.000%,
     12/15/08-06/02/28, with total
     market value $306,006,058)                        300,000          300,000
  Morgan Stanley
     4.780%, dated 04/28/06, to
     be repurchased on 05/01/06,
     repurchase price $219,686,474
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value
     $1,810,000- $39,000,000,
     0.00%-7.250%,
     05/04/06-05/15/30, with total
     market value $223,991,908)                        219,599          219,599
                                                                    -----------
Total Repurchase Agreements
  (Cost $519,599) ($ Thousands)                                         519,599
                                                                    -----------

Total Investments -- 99.9%
  (Cost $1,293,971) ($ Thousands)+                                  $ 1,293,971
                                                                    ===========

Percentages are based on Net Assets of $1,295,027 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2006. The date shown is the earlier of the reset date or the demand date.

(C) Securities considered illiquid. The total value of such securities as of April 30, 2006, was $49,500 ($ Thousands) and represented 3.82% of Net Assets.

(D) Tri-Party Repurchase Agreements.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2006 was $172,062 ($ Thousands) and represented 13.29% of Net Assets. This security has been deemed liquid by the Board of Trustees.

(G) Securities are considered restricted. The total value of such securities as of April 30, 2006 was $39,500 ($ Thousands) and represented 3.05% of Net Assets.

AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
ECN -- Extendable Maturity Commercial Note
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
LOC -- Line of Credit
MBIA -- Municipal Bond Insurance Assurance
MTN -- Medium Term Note
NY -- New York
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Money Market Fund
April 30, 2006

--------------------------------------------------------------------------------

Restricted Securities -- At April 30, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2006, were as follows:

--------------------------------------------------------------------------------

                                      FACE                        RIGHT TO
                                     AMOUNT       ACQUISITION     ACQUIRE         COST        MARKET VALUE   % OF NET
   SECURITY DESCRIPTION           ($ THOUSANDS)       DATE          DATE      ($ THOUSANDS)   ($ THOUSANDS)   ASSETS
---------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance
  4.760%, 05/01/06                   $30,000        05/07/04      05/07/04      $  30,000       $  30,000       2.32%
Monumental Life Insurance
  4.980%, 06/01/06                     9,500        03/21/03      03/21/03          9,500           9,500       0.73
                                                                                ---------       ---------     ------
                                                                                $ 292,500       $  39,500       3.05%
                                                                                =========       =========     ======


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Government Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 74.3%
  FFCB (A)
     4.940%, 05/28/06                              $   30,000        $   29,999
     4.750%, 06/26/06 to 06/27/06                      35,000            34,998
     4.760%, 06/08/06                                  50,000            50,004
     4.705%, 05/01/06                                  10,000            10,000
  FFCB, Ser 1 (A)
     4.740%, 07/25/06                                  30,000            29,996
  FHLB
     4.000%, 08/11/06                                  12,000            12,000
     3.875%, 12/20/06                                   8,000             7,959
  FHLB (A)
     4.605%, 05/10/06                                  10,000            10,000
     4.770%, 06/13/06                                  15,000            14,999
  FHLB, Ser 553 (A)
     4.840%, 06/29/06                                  25,000            24,992
  FHLB, Ser 636 (A)
     4.580%, 05/10/06                                  25,000            24,988
  FHLMC (A)
     4.800%, 06/20/06                                  30,000            29,990
     4.800%, 06/22/06                                  25,000            24,995
     4.875%, 07/06/06                                  35,000            34,984
  FHLMC MTN
     3.000%, 06/29/06                                   1,000               998
     3.700%, 06/30/06                                   7,162             7,161
     2.000%, 06/30/06                                   5,000             4,984
     2.050%, 07/14/06                                   2,000             1,992
     2.200%, 07/28/06                                   2,000             1,991
     2.800%, 01/26/07                                   6,700             6,604
     4.762%, 02/09/07                                   7,000             6,987
  FNMA
     2.730%, 05/19/06                                   7,250             7,245
     5.250%, 06/15/06                                   5,645             5,653
     2.100%, 07/06/06                                  10,000             9,955
     4.000%, 08/18/06                                  15,000            14,993
  FNMA (A)
     4.665%, 05/22/06                                  40,000            39,999
     4.720%, 05/07/06                                  75,000            74,999
     4.805%, 06/21/06                                   5,000             4,999
     4.790%, 06/21/06                                  25,000            24,989
                                                                     ----------
Total U.S. Government Agency Obligations
  (Cost $553,453) ($ Thousands)                                         553,453
                                                                     ----------

REPURCHASE AGREEMENTS (B) -- 25.5%
  Deutsche Bank
     4.7800%, dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $99,638,674
     (collateralized by various
     FFCB/FHLB/FHLMC obligations,
     ranging in par value
     $6,070,000-$16,985,000,
     3.375%-6.500%, 07/15/08-03/03/25,
     with total market value
     $101,594,148)                                     99,599            99,599

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Morgan Stanley
     4.740%, dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $90,035,550
     (collateralized by various FNMA
     obligations, ranging in par value
     $3,915,000-$25,365,000,
     3.100%-5.750%, 04/27/07-09/22/20,
     with total market value
     $91,803,353)                                  $   90,000        $   90,000
                                                                     ----------
Total Repurchase Agreements
  (Cost $189,599) ($ Thousands)                                         189,599
                                                                     ----------

Total Investments -- 99.8%
  (Cost $743,052) ($ Thousands)+                                     $  743,052
                                                                     ==========

Percentages are based on Net Assets of $744,416 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2006. The date shown is the earlier of the reset date or the demand date.

(B) Tri-Party Repurchase Agreements.

FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Government II Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS-- 100.1%
  FFCB (B)
     4.750%, 06/21/06 to 06/27/06                  $   60,000        $   59,996
     4.705%, 05/01/06                                  10,000            10,000
     4.730%, 06/10/06                                  30,000            29,989
  FFCB, Ser 1 (B)
     4.720%, 05/01/06                                  11,530            11,530
     4.740%, 07/25/06                                  30,000            29,996
  FHLB
     4.000%, 08/11/06                                   2,000             2,000
     4.875%, 11/15/06                                     500               499
     3.875%, 12/20/06                                  20,000            19,897
     2.625%, 10/16/06                                  20,000            19,779
  FHLB DN (A)
     4.644%, 05/01/06                                 165,000           165,000
     4.687%, 05/10/06                                 150,000           149,825
     4.817%, 05/24/06                                  44,619            44,482
  FHLB (B)
     4.605%, 05/10/06                                  10,000            10,000
     4.770%, 06/13/06                                  15,000            14,998
     4.570%, 05/02/06                                   2,545             2,545
  FHLB, Ser 553 (B)
     4.840%, 06/29/06                                  25,000            24,992
  FHLB, Ser 559
     3.750%, 01/16/07                                  10,000             9,927
  FHLB, Ser 585 (B)
     4.860%, 07/04/06                                  10,000             9,997
  FHLB, Ser 613 (B)
     4.685%, 05/02/06                                  75,000            74,974
  FHLB, Ser 636 (B)
     4.580%, 05/10/06                                  25,000            24,988
  FHLB, Ser L907
     3.010%, 02/27/07                                   3,000             2,947
                                                                     ----------
Total U.S. Government Agency Obligations
  (Cost $718,361) ($ Thousands)                                         718,361
                                                                     ----------

Total Investments -- 100.1%
  (Cost $718,361) ($ Thousands)+                                     $  718,361
                                                                     ==========

Percentages are based on Net Assets of $717,921 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2006. The date shown is the earlier of the reset date or the demand date.

DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
Ser -- Series

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Prime Obligation Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 55.4%
  Amstel Funding (E)
     4.684%, 07/11/06                               $   75,000      $    74,323
  CRC Funding LLC (E)
     5.043%, 07/21/06                                   71,000           70,204
  Capital One Multi-Asset ECN
     4.800%, 05/01/06                                   40,000           40,000
  Concord Minutemen Capital,
   Ser A (E)
     4.829%, 05/02/06                                   75,000           74,990
     4.810%, 05/05/06 (B)                              116,715          116,715
  Crown Point Capital, Ser A (B) (E)
     4.787%, 05/05/06                                   50,000           49,997
     4.660%, 05/05/06                                  150,000          149,992
  Curzon Funding LLC (E)
     5.063%, 07/24/06                                   39,000           38,545
     4.919%, 11/03/06                                   97,000           94,622
  FCAR Owner Trust II (E)
     4.788%, 05/04/06                                  162,641          162,577
  Giro Funding US (E)
     4.826%, 05/09/06                                   50,000           49,947
  Gotham Funding (E)
     4.822%, 05/02/06                                   46,229           46,223
     4.802%, 05/09/06                                   99,666           99,560
  Govco (E)
     5.054%, 07/25/06                                   56,000           55,340
  Grampian Funding LLC (E)
     5.023%, 07/19/06                                  150,000          148,367
  Greyhawk Funding LLC (E)
     5.031%, 07/17/06                                   50,000           49,469
  Lake Constance Funding LLC (E)
     4.999%, 07/05/06                                   37,000           36,670
     5.000%, 07/07/06                                   77,500           76,788
  Lehman Brothers Holdings
     4.620%, 08/01/06                                   70,000           69,201
  Morgan Stanley Dean Witter (B)
     4.890%, 05/01/06                                  175,000          175,000
  New Center Asset Trust (E)
     4.828%, 05/10/06                                  100,000           99,880
  Ormond Quay Funding LLC (E)
     4.819%, 05/02/06                                   35,737           35,732
     4.856%, 05/18/06 (B)                              100,000           99,990
  Picaros Funding LLC (E)
     4.666%, 07/10/06                                   88,839           88,051
  Rams Funding LLC ECN (E)
     4.820%, 05/04/06                                   75,000           74,970
  Solitaire Funding LLC (E)
     5.043%, 07/21/06                                  125,000          123,599
  Sydney Capital (E)
     4.800%, 05/09/06                                   85,290           85,199
                                                                    -----------
Total Commercial Paper
  (Cost $2,285,951) ($ Thousands)                                     2,285,951
                                                                    -----------

CERTIFICATES OF DEPOSIT -- 4.5%
  Lasalle National Bank
     4.070%, 07/26/06                                   38,250           38,250
  Standard Federal Bank
     4.140%, 07/24/06                                   65,500           65,500

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Wells Fargo Bank NA
     4.790%, 01/18/07                               $   81,000      $    81,007
                                                                    -----------
Total Certificates of Deposit
  (Cost $184,757) ($ Thousands)                                         184,757
                                                                    -----------

CORPORATE BONDS (B) -- 21.8%
  American Express Bank (E) (F)
     4.861%, 05/16/06                                  147,000          146,992
  Atlas Capital Funding MTN (E) (F)
     4.939%, 05/25/06                                   48,500           48,500
  Goldman Sachs Group (C) (E) (F)
     4.970%, 05/13/06                                   20,000           20,000
  Goldman Sachs Group MTN (E) (F)
     5.162%, 07/09/06                                   25,000           25,026
  Harrier Finance Funding LLC
   MTN (E) (F)
     4.861%, 05/15/06                                   50,000           49,991
  Harrier Finance Funding LLC
   MTN, Ser 2 (E) (F)
     4.708%, 05/15/06                                   50,000           49,996
  K2 (USA) LLC MTN (E) (F)
     4.748%, 05/15/06                                   50,000           50,006
     5.100%, 07/25/06                                  100,000          100,024
  Links Finance LLC MTN (E) (F)
     4.856%, 05/15/06                                  150,000          149,990
     4.817%, 05/21/06                                   50,000           49,997
  Premier Asset Collateralized
   Entity LLC MTN (E) (F)
     5.038%, 07/17/06                                   25,000           25,000
  Sigma Finance
     4.850%, 02/12/07                                   30,000           30,000
  Sigma Finance MTN, Ser 1 (E) (F)
     4.876%, 06/19/06                                  135,000          134,988
  White Pine Finance LLC (B)
     4.909%, 05/22/06                                   19,000           19,000
                                                                    -----------
Total Corporate Bonds
  (Cost $899,510) ($ Thousands)                                         899,510
                                                                    -----------

INSURANCE FUNDING AGREEMENTS (B)(C)(G)--8.0%
  Metropolitan Life Insurance
     4.760%, 05/01/06                                  160,000          160,000
  Monumental Life Insurance
     4.980%, 06/01/06                                  101,500          101,500
  Travelers Insurance
     4.890%, 05/25/06                                   68,000           68,000
                                                                    -----------
Total Insurance Funding Agreements
  (Cost $329,500) ($ Thousands)                                         329,500
                                                                    -----------

MUNICIPAL BOND (B) -- 0.4%
  Texas State, Veterans Funding I
   Project, Ser C, GO
     4.850%, 05/03/06                                   15,330           15,330
                                                                    -----------
Total Municipal Bond
  (Cost $15,330) ($ Thousands)                                           15,330
                                                                    -----------


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Prime Obligation Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (D) -- 9.9%
  Deutsche Bank
     4.780%, dated 04/28/06, to
     be repurchased on 05/01/06,
     repurchase price $408,426,625
     (collateralized by various
     FHLB/FHLMC/FNMA/RFCO/
     STRIPS/TVA obligations,
     ranging in par value
     $4,300,000-$54,600,000,
     0.000%-6.600%,
     06/13/06-08/06/38, with total
     market value $416,429,369)                     $  408,264      $   408,264
                                                                    -----------
Total Repurchase Agreement
  (Cost $408,264) ($ Thousands)                                         408,264
                                                                    -----------

Total Investments -- 100.0%
  (Cost $4,123,312) ($ Thousands)+                                  $ 4,123,312
                                                                    ===========

Percentages are based on Net Assets of $4,124,774 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

(B) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2006. The date shown is the earlier of the reset date or the demand date.

(C) Securities considered illiquid. The total value of such securities as of April 30, 2006 was $349,500 ($ Thousands) and represented 8.47% of the Net Assets.

(D) Tri-Party Repurchase Agreement.

(E) Securities are held in connection with a letter of credit issued by a major bank.

(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2006 was $850,510 ($ Thousands) and represented 20.62% of Net Assets. This security has been deemed liquid by the Board of Trustees.

(G) Securities are considered restricted. The total value of such securities as of April 30, 2006 was $329,500 ($ Thousands) and represented 7.99% of Net Assets.

ECN -- Extendable Maturity Commercial Notes
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NA -- National Association
RFCO -- Resolution Funding Corporation (Government Agency)
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TVA -- Tennessee Valley Authority

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Prime Obligation Fund
April 30, 2006

--------------------------------------------------------------------------------

Restricted Securities -- At April 30, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at April 30, 2006, were as follows:

--------------------------------------------------------------------------------

                                     FACE                        RIGHT TO
                                    AMOUNT       ACQUISITION     ACQUIRE          COST         MARKET VALUE      % OF NET
   SECURITY DESCRIPTION         ($ THOUSANDS)        DATE          DATE       ($ THOUSANDS)    ($ THOUSANDS)      ASSETS
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Insurance
  4.760%, 05/01/06                 $160,000        05/01/04      05/01/04       $ 160,000         $ 160,000        3.88%
Monumental Life Insurance
  4.980%, 06/01/06                  101,500        03/21/03      03/21/03         101,500           101,500        2.46
Travelers Insurance
  4.890%, 05/25/06                   31,000        09/03/02      09/03/02          31,000            68,000        1.65
                                                                                ---------         ---------      ------
                                                                                $ 292,500         $ 329,500        7.99%
                                                                                =========         =========      ======


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Treasury Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 9.1%
  U.S. Treasury Notes
      4.625%, 05/15/06                             $    8,000        $    8,000
      2.375%, 08/31/06                                 50,000            49,617
                                                                     ----------
Total U.S. Treasury Obligations
  (Cost $57,617) ($ Thousands)                                           57,617
                                                                     ----------

REPURCHASE AGREEMENTS (A) -- 91.2%
  Barclays Capital
     4.690% dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $136,248,230
     (collateralized by a U.S. Treasury
     Note, par value $139,306,000,
     2.375%, 08/15/06, with total
     market value $138,919,253)                       136,195           136,195
  BNP Paribas
     4.690% dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $148,157,882
     (collateralized by various U.S.
     Treasury Bonds and Notes, ranging
     in par value
     $4,465,000-$51,590,000,
     2.625%-5.250%, 05/15/06-02/15/29,
     with total market value
     $151,062,525)                                    148,100           148,100
  JPMorgan
     4.700% dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $148,101,212
     (collateralized by various U.S.
     Treasury Notes, ranging in par
     value $32,757,000-$78,420,000,
     2.750%-6.250%, 02/15/07-05/15/10,
     with total market value
     $151,063,234)                                    148,100           148,100
  Morgan Stanley
     4.700% dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $148,158,006
     (collateralized by various U.S.
     Treasury STRIPS, ranging in par
     value $54,000-$171,854,000,
     0.000%-0.000%, 11/15/24-05/15/27,
     with total market value
     $151,062,233)                                    148,100           148,100
                                                                     ----------
Total Repurchase Agreements
  (Cost $580,495) ($ Thousands)                                         580,495
                                                                     ----------

Total Investments -- 100.3%
  (Cost $638,112) ($ Thousands)+                                     $  638,112
                                                                     ==========

Percentages are based on Net Assets of $636,479 ($ Thousands).

(A) Tri-Party Repurchase Agreement.

STRIPS -- Separately Traded Registered Interest and Principal Securities.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Treasury II Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.2%
  U.S. Treasury Bills (A)
     3.820%, 05/04/06                              $   88,654        $   88,621
     4.502%, 05/18/06                                  51,373            51,264
     4.517%, 05/25/06                                  50,000            49,850
  U.S. Treasury Notes
     2.000%, 05/15/06                                  50,000            49,951
                                                                     -----------
Total U.S. Treasury Obligations
  (Cost $239,686) ($ Thousands)                                         239,686
                                                                     -----------

Total Investments -- 100.2%
  (Cost $239,686) ($ Thousands)+                                     $  239,686
                                                                     ===========

Percentages are based on Net Assets of $239,262 ($ Thousands).

(A) The rate reported is the effective yield at time of purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Short Duration Government Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 48.0%
  FHLMC
     4.500%, 09/15/24                              $    4,032        $    3,978
  FHLMC (A)
     6.625%, 02/01/07                                      75                75
     6.560%, 05/01/06                                      46                46
     6.365%, 05/01/06                                      98                99
     6.317%, 05/01/06                                      74                75
     6.214%, 05/01/06                                      84                84
     6.125%, 05/01/06 to 03/01/07                          29                30
     6.050%, 05/01/06                                     220               226
     6.048%, 11/01/06                                      51                52
     5.983%, 05/01/06                                     132               135
     5.878%, 05/01/06                                     327               331
     5.875%, 05/01/06 to 04/01/07                          49                50
     5.863%, 05/01/06                                   6,236             6,423
     5.855%, 05/01/06                                     387               390
     5.813%, 05/01/06                                     271               275
     5.797%, 05/01/06                                     428               437
     5.761%, 05/01/06                                     130               131
     5.750%, 10/01/06 to 12/01/06                          28                28
     5.725%, 05/01/06                                       6                 6
     5.629%, 05/01/06 to 08/01/06                         171               175
     5.625%, 10/01/06 to 01/01/07                          23                23
     5.517%, 05/01/06                                     109               112
     5.500%, 08/01/06 to 09/01/06                          40                41
     5.375%, 08/01/06 to 12/01/06                          36                37
     5.250%, 08/01/06 to 09/01/06                          64                65
     5.182%, 05/01/06                                     401               406
     5.125%, 07/01/06 to 10/01/06                          34                34
     4.875%, 05/01/06 to 08/01/06                          25                25
     4.625%, 05/01/06                                      12                12
  FHLMC REMIC, Ser 2061, Cl TA
     5.250%, 10/15/27                                       8                 8
  FHLMC REMIC, Ser 2481, Cl BC
     5.250%, 08/15/30                                      72                72
  FHLMC REMIC, Ser 2587, Cl ET
     3.700%, 07/15/17                                   1,405             1,333
  FHLMC REMIC, Ser 2617, Cl UN
     4.500%, 08/15/12                                   2,286             2,265
  FHLMC REMIC, Ser 2630, Cl KN
     2.500%, 04/15/13                                   2,455             2,375
  FHLMC REMIC, Ser 2684, Cl GN
     3.250%, 05/15/23                                   1,643             1,609
  FHLMC REMIC, Ser 2691, Cl OK
     3.500%, 05/15/17                                     713               707
  FHLMC REMIC, Ser 2750, Cl OA
     3.500%, 10/15/11                                   1,418             1,407
  FHLMC REMIC, Ser 2760, Cl PH
     3.500%, 10/15/21                                   2,126             2,085
  FHLMC REMIC, Ser 2760, Cl PK
     4.500%, 10/15/21                                   2,658             2,636
  FHLMC REMIC, Ser T-42, Cl A5
     7.500%, 02/25/42                                   1,515             1,567
  FNMA
     6.775%, 10/01/07                                     536               541
     6.610%, 04/01/09                                     157               160
     6.490%, 08/01/08                                     542               549
     6.270%, 11/01/07                                     862               866
     6.229%, 12/01/08                                   2,275             2,297
     6.210%, 08/01/08                                   1,269             1,280
     6.130%, 10/01/08                                     144               145
     6.085%, 10/01/08                                     364               367
     6.080%, 09/01/08                                     897               904

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
     6.010%, 06/01/09                              $      340        $      342
     5.735%, 01/01/09                                   1,347             1,350
     5.016%, 02/01/13                                      96                93
     4.621%, 04/01/13                                     196               187
  FNMA (A)
     6.468%, 05/25/06                                      32                33
     6.198%, 05/01/06                                     953               968
     6.162%, 05/01/06                                   2,077             2,129
     5.913%, 05/01/06                                   2,448             2,514
     5.717%, 05/01/06                                   2,618             2,651
     5.420%, 05/01/06                                     481               485
  FNMA REMIC, Ser 1993-32, Cl H
     6.000%, 03/25/23                                     152               151
  FNMA REMIC, Ser 1995-13, Cl C
     6.500%, 10/25/08                                     174               175
  FNA REMIC, Ser 1997-M5, Cl B
     6.650%, 08/25/07                                     250               251
  FNMA REMIC, Ser 2001-53, Cl CA
     5.750%, 06/25/31                                     265               264
  FNMA REMIC, Ser 2002-3, Cl PG
     5.500%, 02/25/17                                   2,000             1,981
  FNMA REMIC, Ser 2002-53, Cl FK (A)
     5.359%, 05/25/06                                     660               662
  FNMA REMIC, Ser 2003-57, Cl KL
     3.500%, 03/25/09                                      11                11
  FNMA REMIC, Ser 2003-76, Cl CA
     3.750%, 07/25/33                                   1,910             1,695
  FNMA REMIC, Ser 2006-39, Cl PB
     5.500%, 07/25/29                                   3,525             3,520
  FNMA REMIC, Ser G92-61, Cl FA (A)
     5.618%, 05/25/06                                     336               341
  FNMA REMIC, Ser G93-5, Cl Z
     6.500%, 02/25/23                                      67                68
  FNMA TBA
     6.500%, 05/01/32                                   7,300             7,423
     4.500%, 05/01/34                                     300               274
  GNMA
     7.500%, 01/15/11 to 02/15/11                          47                48
     6.500%, 06/15/16 to 09/15/17                       2,492             2,555
     6.000%, 06/15/16 to 09/15/19                       1,398             1,421
  GNMA REMIC, Ser 2005-74, Cl HA
     7.500%, 09/16/35                                     327               342
  GNMA REMIC, Ser 2005-74, Cl HB
     7.500%, 09/16/35                                     141               146
                                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $70,375) ($ Thousands)                                           69,054
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 45.9%
  FHLB
     4.125%, 10/19/07                                  43,000            42,372
  FHLMC
     4.875%, 03/15/07                                   6,000             5,983
     4.000%, 08/17/07                                  14,050            13,846
     3.625%, 09/15/08                                   4,108             3,969
                                                                     ----------
Total U.S. Government Agency Obligations
  (Cost $66,654) ($ Thousands)                                           66,170
                                                                     ----------


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

SCHEDULE OF INVESTMENTS

Short Duration Government Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (C) -- 0.1%
  U.S. Treasury Notes
     3.000%, 11/15/07                              $      100        $       97
                                                                     ----------
Total U.S. Treasury Obligation
  (Cost $100) ($ Thousands)                                                  97
                                                                     ----------

REPURCHASE AGREEMENT (B) -- 0.4%
  Lehman Brothers
     4.770%, dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $600,239
     (collateralized by various U.S.
     FNMA obligations, ranging in par
     value $158,183-$485,000,
     5.000%-5.500%, 10/01/20-04/01/21,
     with total market value $614,543)                    600               600
                                                                     ----------
Total Repurchase Agreement
   (Cost $600) ($ Thousands)                                                600
                                                                     ----------

Total Investments -- 94.4%
  (Cost $137,729) ($ Thousands)+                                     $  135,921
                                                                     ==========

Percentages are based on Net Assets of $144,018 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2006. The date shown is the earlier of the reset date or the demand date.

(B) Tri-Party Repurchase Agreement

(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At April 30, 2006, the tax basis cost of the Fund's investments was $137,732, and the unrealized appreciation and depreciation were $34 and $(1,845)
($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the open futures contracts held by the Fund at April 30 2006, is as follows:
--------------------------------------------------------------------------------

                                                                    UNREALIZED
                    NUMBER OF         CONTRACT                     APPRECIATION
     TYPE OF        CONTRACTS          VALUE        EXPIRATION    (DEPRECIATION)
    CONTRACT       LONG (SHORT)     ($THOUSANDS)       DATE        ($THOUSANDS)
--------------------------------------------------------------------------------

U.S. 2 Year
Treasury Note          180            $36,672       June 2006        $   (3)

U.S. 5 Year
Treasury Note           29              3,021       June 2006             4

U.S. 10 Year
Treasury Note          (15)            (1,584)      June 2006            (4)

U.S. 10 Year                                        September
Treasury Note          (27)            (2,848)         2006               2

U.S. 30 Year
Treasury Bond          (21)            (2,244)      June 2006            (4)
                                                                     ------
                                                                     $   (5)
                                                                     ======


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 46.4%
  FHLMC
     8.250%, 12/01/07 to 12/01/09                  $       27        $       27
     6.500%, 08/01/14                                      95                97
     6.000%, 10/01/09 to 09/01/24                       5,179             5,206
     5.500%, 06/01/19 to 12/01/20                       1,385             1,373
  FHLMC REMIC, Ser 1599, Cl C
     6.100%, 10/15/23                                     706               708
  FHLMC REMIC, Ser 165, Cl K
     6.500%, 09/15/21                                      33                33
  FHLMC REMIC, Ser 2586, Cl NK
     3.500%, 08/15/16                                     229               218
  FHLMC REMIC, Ser 2587, Cl ET
     3.700%, 07/15/17                                     811               770
  FHLMC REMIC, Ser 2630, Cl HA
     3.000%, 01/15/17                                   1,886             1,762
  FHLMC REMIC, Ser 2635, Cl NJ
     3.000%, 03/15/17                                     502               467
  FHLMC REMIC, Ser 2760, Cl PH
     3.500%, 10/15/21                                     921               903
  FNMA
     9.500%, 05/01/18                                      73                79
     8.000%, 05/01/08 to 06/01/08                          29                29
     7.500%, 03/01/07                                       5                 5
     7.004%, 08/01/07                                     267               270
     6.800%, 10/01/07                                      10                10
     6.620%, 01/01/08                                     192               194
     6.460%, 06/01/09                                     551               562
     6.265%, 06/01/08                                     224               226
     6.080%, 09/01/08                                     897               904
     6.000%, 07/01/12 to 07/01/17                         633               641
     5.931%, 02/01/12                                     753               763
     5.625%, 12/01/11                                   1,795             1,803
     5.044%, 08/01/15                                     684               656
     4.829%, 04/01/13                                   6,694             6,430
     4.500%, 09/01/35                                   4,902             4,490
  FNMA REMIC, Ser 2001-51, Cl QN
     6.000%, 10/25/16                                     799               806
  FNMA REMIC, Ser 2004-27, Cl HN
     4.000%, 05/25/16                                     700               678
  FNMA TBA
     6.500%, 05/01/32                                   1,280             1,302
     6.000%, 04/30/21                                     725               735
     5.500%, 04/30/35                                   5,000             4,855
  GNMA
     8.750%, 05/20/17 to 11/20/17                          45                47
     8.500%, 11/20/16 to 02/20/18                         128               137
     8.250%, 04/15/08 to 07/15/08                          36                37
     6.000%, 04/15/09 to 09/15/24                       1,292             1,300
  Small Business Administration,
     Ser 2005-P10B, Cl 1
     4.940%, 08/10/15                                   1,735             1,684
                                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $41,428) ($ Thousands)                                           40,207
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATION -- 38.5%
  FHLMC
     6.000%, 06/15/11                                  32,325            33,337
                                                                     ----------
Total U.S. Government Agency Obligation
  (Cost $34,058) ($ Thousands)                                           33,337
                                                                     ----------

--------------------------------------------------------------------------------
                                                  FACE AMOUNT              VALUE
DESCRIPTION                                     ($ THOUSANDS)      ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION (A) -- 11.5%
  U.S. Treasury Bonds
     10.375%, 11/15/12                             $    9,200        $    9,935
                                                                     ----------
Total U.S. Treasury Obligation
  (Cost $10,037) ($ Thousands)                                            9,935
                                                                     ----------

REPURCHASE AGREEMENT (B) -- 10.3%
  UBS Securities LLC
     4.770%, dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $8,902,155
     (collateralized by a FNMA
     obligation, par value $8,630,000,
     6.000%, 06/15/11, with total
     market value $9,080,199)                           8,900             8,900
                                                                     ----------
Total Repurchase Agreement
  (Cost $8,900) ($ Thousands)                                             8,900
                                                                     ----------

Total Investments -- 106.7%
  (Cost $94,423) ($ Thousands)+                                      $   92,379
                                                                     ==========
Percentages are based on Net Assets of $86,610 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) Tri-Party Repurchase Agreement

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

+ At April 30, 2006, the tax basis cost of the Fund's investments was $94,423, and the unrealized appreciation and depreciation were $42 and $(2,086)
($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Intermediate-Duration Government Fund
April 30, 2006

A summary of the open futures contracts held by the Fund at April 30, 2006, is as follows:
--------------------------------------------------------------------------------

                                                                  UNREALIZED
                   NUMBER OF        CONTRACT                    APPRECIATION/
  TYPE OF          CONTRACTS          VALUE      EXPIRATION    (DEPRECIATION)
  CONTRACT        LONG (SHORT)    ($THOUSANDS)       DATE        ($THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2 Year
Treasury Note          35            $7,131        June 2006         $    6

U.S. 5 Year
Treasury Note          43             4,479        June 2006            (29)
`
U.S. 10 Year
Treasury Note         (26)           (2,745)       June 2006             (6)

U.S. 10 Year                                       September
Treasury Note         (19)           (2,004)         2006                15

U.S. 30 Year
Treasury Bond         (12)           (1,282)       June 2006             (2)
                                                                     ------
                                                                     $  (16)
                                                                     ======


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

GNMA Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 99.3%
  FHLMC
     6.500%, 02/01/13 to 02/01/18                  $      934        $      953
  FNMA
     8.000%, 09/01/14 to 09/01/28                         359               385
     7.000%, 08/01/29 to 09/01/32                         756               778
     6.500%, 09/01/32                                     437               446
     5.890%, 10/01/11                                   1,330             1,344
     5.780%, 11/01/11                                   1,206             1,214
     4.621%, 04/01/13                                   6,406             6,092
  FNMA REMIC, Ser 1990-91, Cl G
     7.000%, 08/25/20                                      81                83
  FNMA REMIC, Ser 1992-105, Cl B
     7.000%, 06/25/22                                     163               168
  FNMA REMIC, Ser 2002-42, Cl C
     6.000%, 07/25/17                                   1,500             1,511
  FNMA TBA
     6.500%, 05/01/32                                     820               834
  GNMA
     12.500%, 06/15/14                                     --                --
     12.000%, 04/15/14                                     --                --
     10.000%, 05/15/16 to 07/15/20                         37                39
     9.500%, 06/15/09 to 11/15/20                         468               498
     9.000%, 12/15/17 to 05/15/22                         370               400
     8.500%, 08/15/08 to 06/15/17                         108               114
     8.000%, 04/15/17 to 03/15/32                       1,605             1,711
     7.750%, 10/15/26                                      56                60
     7.500%, 12/15/27                                      25                26
     7.250%, 01/15/28                                     250               260
     7.000%, 04/15/19 to 03/15/36                      11,705            12,150
     6.750%, 11/15/27                                     112               116
     6.500%, 11/15/07 to 07/15/35                      18,305            18,814
     6.000%, 02/15/09 to 12/15/35                      26,042            26,227
     5.500%, 10/15/32 to 01/15/36                      26,046            25,586
     5.000%, 04/15/33 to 04/15/36                      36,430            34,927
     4.500%, 08/15/33 to 09/15/34                       6,057             5,649
  GNMA (A)
     6.000%, 02/15/17                                     766               779
  GNMA REMIC, Ser 2002-45, Cl QE
     6.500%, 06/20/32                                   2,177             2,239
  GNMA REMIC, Ser 2003-63, Cl UV
     3.500%, 07/20/30                                   2,938             2,776
  GNMA REMIC, Ser 2005-74, Cl HA
     7.500%, 09/16/35                                   1,496             1,564
  GNMA REMIC, Ser 2005-74, Cl HB
     7.500%, 09/16/35                                   2,567             2,666
  GNMA REMIC, Ser 2005-74, Cl HC
     7.500%, 09/16/35                                   2,229             2,332
  GNMA TBA
     5.500%, 04/30/35                                   1,000               982
                                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $157,109) ($ Thousands)                                        153,723
                                                                     ----------

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B) -- 0.5%
  UBS Securities LLC
     4.770%, dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $701,444
     (collateralized by a U.S.
     Government obligation, par value
     $680,000, 6.000%, 06/15/11, with
     total market value $715,473)                  $      700        $      700
                                                                     ----------
Total Repurchase Agreement
  (Cost $700) ($ Thousands)                                                 700
                                                                     ----------

Total Investments -- 99.8%
  (Cost $157,809) ($ Thousands)+                                     $  154,423
                                                                     ==========

Percentages are based on Net Assets of $154,731 ($ Thousands).

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) Tri-Party Repurchase Agreement

Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced

Amounts designated as "-- " have been rounded to $0.

+ At April 30, 2006, the tax basis cost of the Fund's investments was $157,811, and the unrealized appreciation and depreciation were $359 and $(3,747) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the open futures contracts held by the Fund at April 30, 2006, is as follows:
--------------------------------------------------------------------------------

                                                                  UNREALIZED
                   NUMBER OF       CONTRACT                      APPRECIATION
  TYPE OF          CONTRACTS        VALUE        EXPIRATION    (DEPRECIATION)
  CONTRACT        LONG (SHORT)    ($THOUSANDS)       DATE        ($THOUSANDS)
--------------------------------------------------------------------------------

U.S. 2 Year
Treasury Note          62            $12,632       June 2006         $   11

U.S. 10 Year
Treasury Note          36              3,801       June 2006             13

U.S. 30 Year
Treasury Bond         (10)            (1,068)      June 2006             (2)
                                                                     ------
                                                                     $   22
                                                                     ======


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------

ASSET BACKED SECURITIES -- 62.0%
AUTOMOTIVE -- 18.9%
  Aesop Funding II LLC, Ser 2003-4A,
     Cl A1 (A) (B)
     5.153%, 05/20/06                               $    1,123       $    1,124
  Aesop Funding II LLC, Ser 2003-5A,
     Cl A1 (B)
     2.780%, 12/20/07                                    1,000              990
  Aesop Funding II LLC, Ser 2005-1A,
     Cl A2 (A) (B)
     4.983%, 05/25/06                                      800              800
  Amercredit Automobile Receivables
     Trust, Ser 2005-CF, Cl A3
     4.470%, 05/06/10                                      790              782
  Americredit Automobile Receivables
     Trust, Ser 2004-CA, Cl A3
     3.000%, 03/06/09                                      764              757
  Americredit Automobile Receivables
     Trust, Ser 2004-DF, Cl A3
     2.980%, 07/06/09                                      640              632
  Americredit Automobile Receivables
     Trust, Ser 2005-1, Cl B
     4.480%, 11/06/09                                      840              829
  Americredit Automobile Receivables
     Trust, Ser 2005-DA, Cl A3
     4.870%, 12/06/10                                    2,010            1,995
  Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A3
     1.820%, 09/20/07                                       96               96
  Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A4
     2.430%, 03/22/10                                    3,000            2,938
  Capital Auto Receivables Asset
     Trust, Ser 2004-1, Cl A3
     2.000%, 11/15/07                                      424              420
  Capital Auto Receivables Asset
     Trust, Ser 2004-2, Cl A1A
     3.120%, 03/15/07                                      516              515
  Capital Auto Receivables Asset
     Trust, Ser 2005-1, Cl B (A)
     5.276%, 05/15/06                                      440              442
  Capital One Auto Finance Trust, Ser
     2003-A, Cl A4A
     2.470%, 01/15/10                                    1,752            1,721
  Capital One Auto Finance Trust, Ser
     2003-B, Cl A3 (A)
     5.011%, 05/15/06                                       97               97
  Capital One Auto Finance Trust, Ser
     2003-B, Cl A4
     3.180%, 09/15/10                                    2,675            2,630
  Capital One Auto Finance Trust, Ser
     2005-C, Cl A3
     4.610%, 07/15/10                                    2,770            2,744
  Capital One Auto Finance Trust, Ser
     2006-A2 Cl A2
     5.310%, 05/15/09                                    1,775            1,775
  Capital One Prime Auto Receivable
     Trust, Ser 2004-1, Cl A4 (A)
     4.971%, 05/15/06                                    1,250            1,251
  Capital One Prime Auto Receivable
     Trust, Ser 2004-2, Cl A3
     3.060%, 03/17/08                                    1,288            1,282
  Capital One Prime Auto Receivable
     Trust, Ser 2004-3, Cl A2
     3.040%, 07/15/07                                       47               47

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Capital One Prime Auto Receivable
     Trust, Ser 2005-1, Cl A3
     4.320%, 08/15/09                               $    1,120       $    1,109
  Carmax Auto Owner Trust, Ser 2004-2,
     Cl A4
     3.460%, 09/15/11                                      449              435
  Carmax Auto Owner Trust, Ser 2005-2,
     Cl A3
     4.210%, 01/15/10                                    1,450            1,428
  Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A4
     2.060%, 12/15/09                                    1,682            1,647
  Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A3
     2.260%, 11/15/07                                      260              259
  Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A4
     2.830%, 09/15/10                                    2,059            1,996
  Chase Manhattan Auto Owner Trust,
     Ser 2005-A, Cl A3
     3.870%, 06/15/09                                      820              805
  DaimlerChrysler Auto Trust, Ser
     2004-B, Cl A3
     3.180%, 09/08/08                                      794              787
  DaimlerChrysler Auto Trust, Ser
     2005-A,  Cl A3
     3.490%, 12/08/08                                    1,315            1,300
  DaimlerChrysler Auto Trust, Ser
     2005-B, Cl A3
     4.040%, 09/08/09                                      610              602
  Ford Credit Auto Owner Trust, Ser
     2005-A, Cl A3
     3.480%, 11/15/08                                    1,140            1,127
  Harley-Davidson Motorcycle Trust,
     Ser 2004-1, Cl A1
     1.400%, 10/15/08                                       74               74
  Hertz Vehicle Financing, Ser
     2004-1A, Cl A2 (B)
     2.380%, 05/25/08                                    1,750            1,709
  Honda Auto Receivables Owner Trust,
     Ser 2003-5, Cl A3
     2.300%, 10/18/07                                      262              260
  Honda Auto Receivables Owner Trust,
     Ser 2005-1, Cl A3
     3.530%, 10/21/08                                      865              854
  Honda Auto Receivables Owner Trust,
     Ser 2005-2, Cl A2
     3.650%, 08/15/07                                      517              515
  Honda Auto Receivables Owner Trust,
     Ser 2005-3, Cl A3
     3.870%, 04/20/09                                      848              834
  Honda Auto Receivables Owner Trust,
     Ser 2005-5, Cl A3
     4.610%, 08/17/09                                    4,025            3,991
  Honda Auto Receivables Owner Trust,
     Ser 2006-1,Cl A2
     5.100%, 09/18/08                                    3,215            3,212
  Household Automotive Trust, Ser
     2005-1, Cl A3
     4.150%, 02/17/10                                    1,371            1,353
  Household Automotive Trust, Ser
     2005-2, Cl A3
     4.370%, 05/17/10                                    3,210            3,166
  Household Automotive Trust, Ser
     2005-3, Cl A3
     4.800%, 10/18/10                                    1,070            1,062


--------------------------------------------------------------------------------

1                     SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Hyundai Auto Receivables Trust, Ser
     2003-A, Cl A3
     2.330%, 11/15/07                               $      271       $      270
  Hyundai Auto Receivables Trust, Ser
     2005-A, Cl A3
     3.980%, 11/16/09                                      659              646
  Merrill Auto Trust Securitization,
     Ser 2005-1, Cl B (A)
     5.199%, 05/25/06                                      701              701
  Morgan Stanley Auto Loan Trust, Ser
     2004-HB1, Cl A4
     3.330%, 10/15/11                                      600              587
  Morgan Stanley Auto Loan Trust, Ser
     2004-HB2, Cl A2
     2.400%, 07/16/07                                       83               83
  Navistar Financial Corporate
     OwnerTrust, Ser 2003-A, Cl A4
     2.240%, 11/15/09                                    1,697            1,666
  Nissan Auto Lease Trust, Ser
     2005-A1, Cl A3
     4.700%, 10/15/08                                    1,970            1,957
  Nissan Auto Receivables Owner Trust,
     Ser 2005-A, Cl A3
     3.540%, 10/15/08                                    1,590            1,569
  Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A2
     3.750%, 09/17/07                                      413              412
  Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A3
     3.990%, 07/15/09                                    1,175            1,159
  Nissan Auto Receivables Owner Trust,
     Ser 2005-C, Cl A3
     4.190%, 07/15/09                                      760              749
  Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A2
     4.800%, 06/16/08                                      500              499
  Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A3
     4.740%, 09/15/09                                      665              660
  Nissan Auto Receivables Owner Trust,
     Ser 2006-B, Cl A3
     5.160%, 02/15/10                                    1,035            1,035
  Onyx Acceptance Owner Trust, Ser
     2003-C, Cl A4
     2.660%, 05/17/10                                    1,311            1,283
  Onyx Acceptance Owner Trust, Ser
     2005-B, Cl A2
     4.030%, 04/15/08                                    2,142            2,136
  Susquehanna Auto Lease Trust, Ser
     2005-1A, Cl 1A (B)
     4.080%, 07/16/07                                    1,428            1,422
  USAA Auto Owner Trust, Ser 2005-2,
     Cl A2
     3.800%, 12/17/07                                    1,467            1,462
  USAA Auto Owner Trust, Ser 2005-3,
     Cl A3
     4.550%, 02/16/10                                    1,230            1,218
  WFS Financial Owner Trust, Ser
     2003-2, Cl A4
     2.410%, 12/20/10                                    1,740            1,718
  WFS Financial Owner Trust, Ser
     2003-3, Cl A4
     3.250%, 05/20/11                                    2,880            2,831
  WFS Financial Owner Trust, Ser
     2004-1, Cl A3
     2.190%, 06/20/08                                      390              388

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  WFS Financial Owner Trust, Ser
     2005-2, Cl B
     4.570%, 11/19/12                               $    1,234       $    1,213
  WFS Financial Owner Trust, Ser
     2005-3, Cl A2
     4.110%, 06/17/08                                      765              763
  Wachovia Auto Owner Trust, Ser
     2005-B, Cl A3
     4.790%, 04/20/10                                    1,010            1,003
  Whole Auto Loan Trust, Ser 2004-1,
     Cl A2A
     2.590%, 05/15/07                                       64               64
  World Omni Auto Receivables Trust,
     Ser 2004-A, Cl B (D)
     3.620%, 07/12/11                                      723              708
                                                                     ----------
                                                                         80,594
                                                                     ----------
CREDIT CARD -- 9.1%
  Advanta Business Card Master Trust,
     Ser 2004-C1, Cl C (A)
     5.973%, 05/20/06                                      485              492
  Advanta Business Card Master Trust,
     Ser 2005-A4, Cl A4
     4.750%, 01/20/11                                    1,000              991
  Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C1 (A)
     5.433%, 05/20/06                                    1,500            1,510
  American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
     1.690%, 01/15/09                                      695              692
  American Express Credit Account
     Master Trust, Ser 2004-C, Cl C
     (A)(B)
     5.401%, 05/15/06                                    1,797            1,802
  Bank One Issuance Trust, Ser
     2003-B2, Cl B2 (A)
     5.131%, 05/15/06                                    1,750            1,750
  Bank One Issuance Trust, Ser
     2004-B1, Cl B1 (A)
     5.221%, 05/01/06                                    1,250            1,258
  Capital One Multi-Asset Executive
     Trust, Ser 2004-A6, Cl A6 (A)
     4.950%, 06/15/06                                    1,500            1,500
  Capital One Multi-Asset Executive
     Trust, Ser 2004-B4, Cl B4 (A)
     5.201%, 05/15/06                                    1,550            1,554
  Capital One Multi-Asset Executive
     Trust, Ser 2004-C1, Cl 1
     3.400%, 11/16/09                                      800              789
  Capital One Multi-Asset Executive
     Trust, Ser 2005-B2, Cl B2 (A)
     5.051%, 05/15/06                                    1,500            1,501
  Chase Credit Card Master Trust, Ser
     2004-2, Cl A (A)
     4.941%, 05/15/06                                    1,485            1,485
  Discover Card Master Trust, Ser
     2004-2, Cl A1 (A)
     4.921%, 05/18/06                                    1,250            1,250
  Discover Card Master Trust, Ser
     2005-1, Cl B (A)
     5.051%, 05/18/06                                    2,633            2,634
  GE Capital Credit Card Master Trust,
     Ser 2004-1, Cl A (A)
     4.951%, 05/15/06                                    1,785            1,786


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  GE Capital Credit Card Master Trust,
     Ser 2004-2, Cl B (A)
     5.161%, 05/22/06                               $    2,000       $    2,003
  Household Affinity Credit Card
     Trust, Ser 2003-1, Cl B (A)
     5.451%, 05/15/06                                    1,250            1,259
  MBNA Credit Card Master Note Trust,
     Ser 2001-B1, Cl B1 (A)
     5.276%, 05/15/06                                    1,125            1,125
  MBNA Credit Card Master Note Trust,
     Ser 2002-B1, Cl B1
     5.150%, 07/15/09                                      500              499
  Metris Master Trust, Ser 2004-2, Cl
     C (A) (B)
     6.273%, 05/05/06                                    3,000            3,014
  Metris Master Trust, Ser 2005-1A, Cl
     B (A)
     5.343%, 05/06/06                                    1,675            1,676
  Providian Gateway Master Trust, Ser
     2004-AA, Cl A (A) (B)
     5.131%, 05/15/06                                    1,970            1,972
  Providian Gateway Master Trust, Ser
     2004-BA, Cl A (A) (B)
     5.091%, 05/15/06                                    2,925            2,925
  Providian Gateway Master Trust, Ser
     2004-EA, Cl A (A) (B)
     5.031%, 05/15/06                                      565              566
  Providian Gateway Master Trust, Ser
     2004-FA, Cl A (B)
     3.650%, 11/15/11                                    2,750            2,685
                                                                     ----------
                                                                         38,718
                                                                     ----------
MISCELLANEOUS BUSINESS SERVICES -- 6.0%
  ACAS Business Loan Trust, Ser
     2005-1A, Cl A1 (A) (B)
     5.350%, 07/25/06                                    1,000            1,000
  AICCO Premium Finance Master Trust,
     Ser 2004-1, Cl A (A)
     5.081%, 05/15/06                                      671              672
  AICCO Premium Finance Master Trust,
     Ser 2005-1, Cl A (A)
     4.981%, 05/15/06                                    1,470            1,470
  CIT Equipment Collateral, Ser
     2005-EF1, Cl A3
     4.420%, 05/20/09                                    1,140            1,127
  CIT Equipment Collateral, Ser
     2005-VT1, Cl A3
     4.120%, 08/20/08                                    1,040            1,029
  CNH Equipment Trust, Ser 2003-B, Cl
     A3A (A)
     5.041%, 05/15/06                                      216              216
  CNH Equipment Trust, Ser 2004-A, Cl
     A3B
     2.940%, 10/15/08                                    1,455            1,434
  CNH Equipment Trust, Ser 2005-A, Cl
     A3
     4.020%, 04/15/09                                      800              789
  California Infrastructure SDG&E, Ser
     1997-1, Cl A6
     6.310%, 09/25/08                                      628              630
  Capital Source Commercial Loan
     Trust, Ser 2003-2A, Cl D (A) (B)
     7.423%, 05/22/06                                      187              188
  Capital Source Commercial Loan
     Trust, Ser 2004-1A, Cl A2 (A) (B)
     5.253%, 05/20/06                                      262              263

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Capital Source Commercial Loan
     Trust, Ser 2004-2A, Cl C (A) (B)
     5.773%, 05/28/06                               $      677       $      678
  Capital Source Commercial Loan
     Trust, Ser 2005-1A, Cl B (A) (B)
     5.203%, 05/20/06                                      565              565
  Capital Source Commercial Loan
     Trust, Ser 2006-1A, Cl C (A)
     5.473%, 05/20/06                                      997              997
  Colts Trust, Ser 2005-1A, Cl A1 (A)
     (B)
     5.150%, 06/20/06                                      625              625
  Colts Trust, Ser 2005-2A, Cl A (A)
     (B)
     4.730%, 06/20/06                                    1,950            1,950
  GE Commercial Equipment Financing
     LLC, Ser 2004-1, Cl B (A)
     5.123%, 05/20/06                                      600              601
  GE Commercial Equipment Financing
     LLC, Ser 2005-1, Cl A3A
     3.980%, 03/20/09                                    1,167            1,151
  GE Corporate Aircraft Financing, Ser
     2005-1A, Cl A1 (A) (B)
     5.029%, 05/25/06                                    1,461            1,461
  GE Equipment Small Ticket LLC, Ser
     2005-1A, Cl B (B)
     4.620%, 12/22/14                                      815              803
  GE Equipment Small Ticket LLC, Ser
     2005-2A, Cl A4 (B)
     5.010%, 06/22/15                                    2,226            2,199
  Lambda Finance, Ser 2005-1A, Cl B3
     (A) (B)
     5.119%, 06/08/06                                      840              840
  Marlin Leasing Receivables LLC, Ser
     2005-1A, Cl B (B)
     5.090%, 08/15/12                                      170              168
  Merritt Funding Trust, Ser 2005-2,
     Cl B (A) (B)
     5.768%, 06/28/06                                    1,065            1,065
  Navistar Financial Dealer Owner
     Trust, Ser 2003-A, Cl A2 (A)
     5.259%, 05/25/06                                    2,125            2,126
  Navistar Financial Dealer Owner
     Trust, Ser 2004-1, Cl A (A)
     5.159%, 05/10/06                                      650              651
  Nelnet Student Loan Trust, Ser
     2004-3, Cl A2 (A)
     5.130%, 07/25/06                                      293              293
  Nelnet Student Loan Trust, Ser
     2004-4, Cl A2 (A)
     5.120%, 07/25/06                                      343              343
  Nelnet Student Loan, Ser 2004-2A, Cl
     A1 (A)
     4.800%, 05/25/06                                      168              168
                                                                     ----------
                                                                         25,502
                                                                     ----------
MORTGAGE RELATED -- 28.0%
  AAA Trust, Ser 2005-2, Cl A1 (A) (B)
     5.070%, 05/26/06                                      386              386
  Ace Securities, Ser 2006-HE1, Cl M2
     (A)
     5.359%, 05/27/06                                      515              516


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Ace Securities, Ser 2006-NC1, Cl
     A2B (A)
     5.109%, 05/25/06                               $    1,148       $    1,148
  Advanta Mortgage Trust Loan, Ser
     1999-4, Cl A (A)
     5.334%, 05/27/06                                      184              184
  Ameriquest Mortgage Securities, Ser
     2004-R12, Cl A3 (A)
     5.239%, 05/08/06                                      695              696
  Ameriquest Mortgage Securities, Ser
     2005-R3, Cl A3A (A)
     5.049%, 05/27/06                                       72               72
  Asset Securitization, Ser 1996-MD6,
     Cl A6 (A)
     7.910%, 05/11/06                                      860              887
  Asset Securitization, Ser 1997-D5,
     Cl A1B
     6.660%, 02/14/43                                      232              234
  Bank of America Funding, Ser 2005-F,
     Cl 4A1 (A)
     5.454%, 05/01/06                                    2,433            2,410
  Bank of America Large Loan, Ser
     2004-BBA4, Cl A2 (A) (B)
     5.061%, 05/15/06                                      560              560
  Bank of America Mortgage Securities,
     Ser 2004-J, Cl 2A1 (A)
     4.800%, 05/01/06                                      503              493
  Bank of America Mortgage Securities,
     Ser 2005-A, Cl 2A2 (A)
     4.470%, 05/01/06                                    2,139            2,080
  Bank of America Mortgage Securities,
     Ser 2005-C, Cl 2A2 (A)
     4.720%, 05/01/06                                    1,319            1,288
  Bank of America Mortgage Securities,
     Ser 2005-H, Cl 2A1 (A)
     4.828%, 05/30/06                                      998              976
  Bank of America Mortgage Securities,
     Ser 2005-I, Cl 2A1 (A)
     4.885%, 05/01/06                                      873              854
  Bank of America Mortgage Securities,
     Ser 2005-J, Cl 2A1 (A)
     5.107%, 05/01/06                                      364              358
  Bear Stearns Asset Backed
     Securities, Ser 2005-HE11, Cl A1
     (A)
     5.079%, 05/25/06                                      687              687
  Bear Stearns Asset Backed
     Securities, Ser 2005-HE11, Cl A2
     (A)
     5.209%, 05/25/06                                      275              275
  Bear Stearns Asset Backed
     Securities, Ser 2006-HE1, Cl 1A1
     (A)
     5.049%, 05/25/06                                    1,885            1,885
  Bear Stearns Commercial Mortgage,
     Ser 1998-C1, Cl A1
     6.340%, 06/16/30                                      358              360
  Bear Stearns Commercial Mortgage,
     Ser 2004-BBA3, Cl A1B (A) (B)
     5.131%, 05/15/06                                      124              124
  Bear Stearns Commercial Mortgage,
     Ser 2005-12, Cl 11A1 (A)
     5.477%, 05/25/06                                    2,387            2,374

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  CS First Boston Mortgage Securities,
     Ser 2004-TF2A, Cl A2 (A) (B)
     5.101%, 05/15/06                               $    1,750       $    1,750
  Centex Home Equity Trust, Ser
     2005-A, Cl AF1 (A) (D)
     3.700%, 05/01/06                                       93               93
  CitiFinancial Mortgage Securities,
     Ser 2004-1, Cl AF1 (A)
     5.049%, 05/26/06                                      141              141
  Citigroup Mortgage Loan Trust, Ser
     2004-HYB3, Cl 1A (A)
     3.970%, 05/01/06                                    2,432            2,398
  Citigroup Mortgage Loan Trust, Ser
     2005-10, Cl 1A21 (A)
     5.797%, 05/01/06                                    1,074            1,076
  Citigroup Mortgage Loan Trust, Ser
     2006-AR2, Cl 1A1 (A)
     5.639%, 05/01/06                                    1,494            1,489
  Countrywide Asset-Backed
     Certificates, Ser 2004-15, Cl AF1
     (A)
     5.018%, 05/25/06                                       43               43
  Countrywide Asset-Backed
     Certificates, Ser 2005-13, Cl 3AV3
     (A)
     5.209%, 05/25/06                                    1,310            1,312
  Countrywide Asset-Backed
     Certificates, Ser 2006-2, Cl 2A2
     (A)
     5.149%, 05/25/06                                      772              773
  Countrywide Home Loans, Ser 2004-29,
     Cl 1A1 (A)
     5.229%, 05/25/06                                    4,313            4,307
  Countrywide Home Loans, Ser 2005-7,
     Cl 1A1 (A)
     5.229%, 05/25/06                                      978              979
  Countrywide Home Loans, Ser
     2005-HY10, Cl 3A1A (A)
     5.442%, 05/25/06                                    2,095            2,074
  Countrywide Home Loans, Ser
     2006-HYB1, Cl 1A1 (A)
     5.422%, 05/25/06                                    1,451            1,437
  Crusade Global Trust, Ser 2003-1, Cl
     A (A)
     5.268%, 07/17/06                                      884              885
  Diversified REIT Trust, Ser 1999-1A,
     Cl A2 (B)
     6.780%, 03/18/11                                    1,673            1,717
  Fremont Home Loan Owner Trust, Ser
     1999-1 (A)
     5.559%, 05/25/06                                       13               13
  GMAC Commercial Mortgage Securities,
     Ser 1999-CTL1, Cl A (B)
     7.151%, 12/15/16                                      898              910
  GMAC Mortgage Corporation Loan, Ser
     2005-HE1, Cl A1 (A)
     5.019%, 05/25/06                                      975              975
  GMAC Mortgage Corporation Loan, Ser
     2005-HE3, Cl A1 (A)
     5.069%, 05/25/06                                    1,000            1,000
  GMAC Mortgage Loan, Ser 2005-AR6, Cl
     2A1 (A)
     5.258%, 05/01/06                                    2,899            2,871


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  GSR Mortgage Loan Trust, Ser
     2005-AR2, Cl 1A2 (A)
     4.630%, 05/25/06                               $    1,153       $    1,150
  GSR Mortgage Loan Trust, Ser
     2005-AR4, Cl 2A1 (A)
     5.059%, 05/01/06                                    3,231            3,207
  Granite Master Issuer PLC, Ser
     2005-1, Cl M1 (A)
     5.160%, 06/21/06                                      550              550
  Granite Master Issuer PLC, Ser
     2006-1A, Cl A5 (A) (B)
     4.726%, 07/25/06                                    1,215            1,215
  Granite Mortgages PLC, Ser 2002-2,
     Cl 1A2 (A)
     5.260%, 07/21/06                                    1,291            1,292
  Impac CMB Trust, Ser 2003-12, Cl A1
     (A)
     5.339%, 05/25/06                                      808              809
  Impac CMB Trust, Ser 2004-9, Cl 1A1
     (A)
     5.339%, 05/25/06                                    1,379            1,381
  Impac CMB Trust, Ser 2005-1, Cl 1A1
     (A)
     5.219%, 05/25/06                                      963              963
  Impac CMB Trust, Ser 2005-2, Cl 1A1
     (A)
     5.219%, 05/03/06                                    1,072            1,072
  Impac CMB Trust, Ser 2005-3, Cl A1
     (A)
     5.199%, 05/25/06                                      915              915
  Impac CMB Trust, Ser 2005-4, Cl 1M1
     (A)
     5.389%, 05/25/06                                    1,796            1,801
  Impac CMB Trust, Ser 2005-5, Cl A1
     (A)
     5.279%, 05/25/06                                      709              710
  Impac CMB Trust, Ser 2005-8, Cl 1A
     (A)
     5.219%, 05/25/06                                    1,530            1,531
  JP Morgan Chase Commercial Mortgage
     Trust, Ser 2004-FL1A, Cl A1 (A)
     (B)
     5.071%, 05/16/06                                      573              573
  JP Morgan Mortgage Trust, Cl
     2005-A6, Cl 7A1 (A)
     4.993%, 05/01/06                                    1,020              999
  MLCC Mortgage Investors, Ser 2004-G,
     Cl A1 (A)
     5.239%, 05/25/06                                      593              594
  MLCC Mortgage Investors, Ser
     2004-HB1, Cl A1 (A)
     5.319%, 05/25/06                                      669              671
  MLCC Mortgage Investors, Ser 2005-A,
     Cl A1 (A)
     5.189%, 05/25/06                                      698              698
  Master Adjustable Rate Mortgage
     Trust, Ser 2004-12, Cl 5A1 (A)
     4.530%, 05/25/06                                    1,225            1,211
  Mellon Bank Premium Finance Loan
     Trust, Ser 2004-1, Cl A (A)
     5.070%, 06/15/06                                      810              810
  Merrill Lynch Mortgage Investors,
     Ser 2005-A1, Cl 1A (A)
     4.330%, 05/01/06                                    1,986            1,958

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Merrill Lynch Mortgage Investors,
     Ser 2005-A2, Cl A2 (A)
     4.500%, 05/01/06                               $    2,839       $    2,763
  Merrill Lynch Mortgage Investors,
     Ser 2005-A3, Cl A1 (A)
     5.229%, 05/25/06                                    1,006              996
  Merrill Lynch Mortgage Investors,
     Ser 2005-A8, Cl A3A1 (A)
     5.069%, 05/25/06                                    1,114            1,115
  Merrill Lynch Mortgage Investors,
     Ser 2005-A9, Cl 2A1E (A)
     5.191%, 05/25/06                                    1,467            1,446
  Morgan Stanley Dean Witter Capital
     I, Ser 2006-WMC1, Cl A2B (A)
     5.159%, 05/27/06                                    1,390            1,391
  Morgan Stanley Home Equity Loan, Ser
     2005-4, Cl A2B (A)
     5.179%, 05/25/06                                    2,000            2,003
  MortgageIT Trust, Ser 2005-2, Cl 1A1
     (A)
     5.219%, 05/25/06                                      583              583
  MortgageIT Trust, Ser 2005-3, Cl A1
     (A)
     5.259%, 05/25/06                                    1,715            1,718
  MortgageIT Trust, Ser 2005-4, Cl A1
     (A)
     5.239%, 05/25/06                                    2,058            2,060
  MortgageIT Trust, Ser 2005-5, Cl A1
     (A)
     5.219%, 05/25/06                                    1,939            1,941
  New Century Home Equity Loan Trust,
     Ser 2004-2, Cl A3 (A)
     5.209%, 05/25/06                                      169              169
  New Century Home Equity Loan Trust,
     Ser 2005-1, Cl A1MZ (A)
     5.249%, 05/25/06                                      802              803
  New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (A)
     5.079%, 05/25/06                                      992              993
  New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2B (A)
     5.129%, 05/25/06                                      700              700
  Nomura Asset Securities, Ser
     1998-D6, Cl A1A
     6.280%, 03/15/30                                      195              196
  Option One Mortgage Loan Trust, Ser
     2003-3, Cl A2 (A)
     5.259%, 05/25/06                                      179              179
  Option One Mortgage Loan Trust, Ser
     2005-3, Cl M1 (A)
     5.429%, 05/25/06                                      428              430
  Option One Mortgage Loan Trust, Ser
     2005-5, Cl A3 (A)
     5.169%, 05/25/06                                    1,795            1,795
  Option One Mortgage Loan Trust, Ser
     2006-1, Cl 2A2 (A)
     5.089%, 05/25/06                                    1,590            1,590
  Permanent Financing PLC, Ser 8, Cl
     1B (A)
     4.980%, 06/10/42                                      935              935
  Permanent Financing PLC, Ser 9A, Cl
     1C (A) (B)
     5.211%, 06/12/06                                    1,000            1,000
  Puma Finance Limited, Ser S1, Cl A
     (A) (B)
     4.920%, 05/09/06                                      800              800


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  RMAC PLC, Ser 2003-NS4A, Cl A2B (A)
     (B)
     5.190%, 06/12/06                               $      793       $      795
  RMAC PLC, Ser 2005-NS1A, Cl A1 (A)
     (B)
     4.950%, 06/12/06                                      403              403
  RMAC PLC, Ser 2005-NS4A, Cl A1B (A)
     (B)
     4.970%, 06/13/06                                    1,310            1,310
  Residential Asset Mortgage Products,
     Ser 2005-RS6, Cl A11 (A)
     5.059%, 05/25/06                                      942              942
  Residential Asset Securities, Ser
     2000-KS5, Cl AII (A)
     5.439%, 05/25/06                                       59               59
  Residential Asset Securities, Ser
     2001-KS4, Cl AIB (A)
     5.279%, 05/25/06                                      303              303
  Residential Asset Securities, Ser
     2005-KS1, Cl A1 (A)
     5.069%, 05/25/06                                      123              123
  Residential Asset Securities, Ser
     2005-KS7, Cl A1 (A)
     5.059%, 05/25/06                                      638              638
  Residential Asset Securities, Ser
     2006-KS1, Cl A2 (A)
     5.099%, 05/25/06                                      800              800
  Residential Mortgage Securities
     Trust, Ser 20A, Cl A1B (A) (B)
     4.790%, 05/10/06                                      612              612
  Sequoia Mortgage Trust, Ser 2004-10,
     Cl A2 (A)
     5.243%, 05/20/06                                      729              730
  Sequoia Mortgage Trust, Ser 2004-11,
     Cl A1 (A)
     5.223%, 05/20/06                                      540              541
  Sequoia Mortgage Trust, Ser 2004-12,
     Cl A1A (A)
     5.193%, 05/20/06                                      359              359
  Sequoia Mortgage Trust, Ser 2005-1,
     Cl A1 (A)
     5.153%, 05/20/06                                      357              357
  Sequoia Mortgage Trust, Ser 2005-2,
     Cl A1 (A)
     5.143%, 05/20/06                                      340              340
  Terra, Ser 1, Cl A1 (A) (B)
     5.031%, 05/15/06                                    1,210            1,210
  Thornburg Mortgage Securities Trust,
     Ser 2004-2, Cl A2 (A)
     5.109%, 05/25/06                                      153              153
  Washington Mutual, Ser 2005-AR3, Cl
     A2 (A)
     4.653%, 05/23/06                                    1,105            1,079
  Washington Mutual, Ser 2006-AR2, Cl
     1A1 (A)
     5.334%, 05/01/06                                    1,014            1,000
  Wells Fargo Mortgage Backed
     Securities, Ser 2004-BB, Cl A2 (A)
     4.570%, 05/01/06                                    2,050            1,995
  Wells Fargo Mortgage Backed
     Securities, Ser 2004-Z, Cl 2A1 (A)
     4.585%, 05/01/06                                      891              872

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR1, Cl 1A1
     (A)
     4.550%, 05/01/06                               $    1,966       $    1,915
  Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR2, Cl 2A2
     (A)
     4.555%, 05/01/06                                    1,149            1,121
  Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR4, Cl 2A2
     (A)
     4.535%, 05/25/06                                    1,958            1,905
  Wells Fargo Mortgage Backed
     Securities, Ser 2006-AR5, Cl 2A1
     (A)
     5.552%, 05/01/06                                    1,750            1,755
  Wells Fargo Mortgage Backed
     Securities, Ser 2006-AR6, Cl 2A1
     (A)
     5.240%, 05/01/06                                    2,000            1,981
  Westpac Securitisation Trust, Ser
     2005-1G, Cl A1 (A)
     5.010%, 06/23/06                                      652              652
  William Street Funding, Ser 2006-1,
     Cl A (A) (B)
     5.320%, 07/24/06                                      960              960
                                                                     ----------
                                                                        119,716
                                                                     ----------
Total Asset Backed Securities
  (Cost $265,853) ($ Thousands)                                         264,530
                                                                     ----------

CORPORATE BONDS -- 11.0%
AEROSPACE & DEFENSE -- 0.3%
  General Dynamics
     2.125%, 05/15/06                                    1,265            1,264
                                                                     ----------
AIR TRANSPORTATION -- 0.5%
  American Airlines (A)
     5.560%, 06/23/06                                      926              929
  Continental Airlines
     6.320%, 11/01/08                                    1,270            1,269
  Delta Airlines (A)
     5.850%, 07/25/06                                        8                8
                                                                     ----------
                                                                          2,206
                                                                     ----------
AUTO FINANCE -- 0.8%
  DaimlerChrysler MTN (A)
     5.210%, 05/01/06                                    2,000            2,009
  Ford Motor Credit MTN (A)
     5.795%, 06/28/06                                    1,250            1,201
                                                                     ----------
                                                                          3,210
                                                                     ----------
BANK HOLDING COMPANY -- 0.4%
  Wells Fargo (A)
     5.025%, 06/28/06                                    1,680            1,681
                                                                     ----------
BANKS -- 1.9%
  Banco Santander of Chile (A) (B)
     5.220%, 06/09/06                                    1,750            1,752
  Royal Bank of Scotland
     4.815%, 01/18/07                                    3,000            2,999
  Wachovia (A)
     5.170%, 07/22/06                                    1,500            1,501


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
  Wells Fargo Bank
     4.000%, 07/24/06                               $    2,000       $    1,994
                                                                     ----------
                                                                          8,246
                                                                     ----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.8%
  Clear Channel Communications
     6.000%, 11/01/06                                    1,000            1,002
  Univision Communications
     3.875%, 10/15/08                                      825              787
     2.875%, 10/15/06                                    1,500            1,482
                                                                     ----------
                                                                          3,271
                                                                     ----------
ELECTRICAL SERVICES -- 1.0%
  Dominion Resources, Ser D (A)
     5.265%, 06/28/06                                    1,675            1,676
  Dominion Resources, Ser G (D)
     3.660%, 11/15/06                                    1,000              991
  Nisource Finance (A)
     5.344%, 05/23/06                                    1,500            1,505
                                                                     ----------
                                                                          4,172
                                                                     ----------
FINANCIAL SERVICES -- 1.2%
  BAE Systems Holdings (A) (B)
     5.149%, 05/15/06                                    1,035            1,036
  Doral Financial (A)
     5.910%, 07/20/06                                    1,450            1,385
  FPL Group Capital
     5.551%, 02/16/08                                    1,755            1,757
  General Motors Acceptance
     MTN (A)
     5.645%, 05/18/06                                    1,000            1,000
                                                                     ----------
                                                                          5,178
                                                                     ----------
FOOD, BEVERAGE & TOBACCO -- 0.3%
  General Mills
     2.625%, 10/24/06                                    1,500            1,481
                                                                     ----------
INSURANCE -- 1.6%
  Ace Limited
     6.000%, 04/01/07                                    2,000            2,008
  Everest Reinsurance Holdings
     8.750%, 03/15/10                                    1,545            1,701
  Marsh & Mclennan (A)
     5.190%, 07/13/06                                    1,420            1,419
  St Paul
     5.750%, 03/15/07                                      570              571
  Travelers Property Casualty
     3.750%, 03/15/08                                    1,000              973
                                                                     ----------
                                                                          6,672
                                                                     ----------
INVESTMENT BANKER/BROKER DEALER -- 1.8%
  Credit Suisse First Boston NY
     4.790%, 01/24/07                                    3,000            2,999
  Credit Suisse First Boston USA (A)
     4.933%, 06/02/06                                    1,500            1,502
  Merrill Lynch MTN, Ser C (A)
     5.233%, 07/25/06                                    1,750            1,752
  Morgan Stanley Dean Witter (A)
     5.185%, 07/12/06                                    1,600            1,601
                                                                     ----------
                                                                          7,854
                                                                     ----------

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 0.3%
  Wellpoint Health Network
     6.375%, 06/15/06                               $    1,250       $    1,252
                                                                     ----------
PETROLEUM & FUEL PRODUCTS -- 0.1%
  Keyspan
     4.900%, 05/16/08                                      360              356
                                                                     ----------
Total Corporate Bonds
  (Cost $47,093) ($ Thousands)                                          46,843
                                                                     ----------

U.S. TREASURY OBLIGATIONS -- 7.0%
  U.S. Treasury Inflation Index Note
     3.375%, 01/15/07                                   11,598           11,735
  U.S. Treasury Notes
     3.875%, 07/31/07                                    3,500            3,456
     3.625%, 04/30/07                                    7,500            7,405
     3.375%, 02/28/07                                    7,500            7,404
                                                                     ----------
Total U.S. Treasury Obligations
  (Cost $30,235) ($ Thousands)                                           30,000
                                                                     ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.5%
  FHLB
     4.875%, 08/22/07                                    5,000            4,981
     4.015%, 08/01/06                                    3,000            2,991
     3.250%, 12/17/07                                    7,500            7,278
  FNMA
     3.250%, 07/31/06                                    3,500            3,483
     3.000%, 08/15/07                                    5,000            4,866
                                                                     ----------
Total U.S. Government Agency Obl igations
  (Cost $23,820) ($ Thousands)                                           23,599
                                                                     ----------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 5.2%
  FHLMC
     7.000%, 03/01/07                                        8                8
  FHLMC (A)
     5.763%, 05/01/06                                    2,234            2,258
     5.605%, 05/01/06                                    1,557            1,584
  FHLMC REMIC, Ser 1599, Cl C
     6.100%, 10/15/23                                      459              460
  FHLMC REMIC, Ser 1614, Cl J
     6.250%, 11/15/22                                       20               20
  FHLMC REMIC, Ser 2061, Cl TA
     5.250%, 10/15/27                                        6                6
  FHLMC REMIC, Ser 2594, Cl QH
     4.000%, 10/15/16                                      253              252
  FHLMC REMIC, Ser 2630, Cl HA
     3.000%, 01/15/17                                    2,009            1,877
  FHLMC REMIC, Ser 2684, Cl QM
     3.500%, 03/15/19                                      519              515
  FHLMC REMIC, Ser 2691, Cl OK
     3.500%, 05/15/17                                      713              707
  FHLMC REMIC, Ser 2727, Cl PA
     4.125%, 08/15/18                                    1,016            1,009
  FHLMC REMIC, Ser 2750, Cl NA
     3.500%, 03/15/15                                      758              752
  FHLMC REMIC, Ser 2750, Cl OA
     3.500%, 10/15/11                                      727              721
  FNMA
     6.340%, 02/01/08                                    1,314            1,324
  FNMA (A)
     6.194%, 05/01/06                                      110              111


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

Ultra Short Bond Fund
April 30, 2006

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
     6.162%, 05/01/06                               $    1,039       $    1,064
     6.094%, 05/01/06                                      920              929
     6.047%, 05/01/06                                      201              203
     6.034%, 05/01/06                                      370              375
     5.717%, 05/01/06                                    1,636            1,657
     5.320%, 05/01/06                                      276              277
  FNMA REMIC, Ser 1993-220, Cl FA (A)
     5.568%, 05/25/06                                      258              261
  FNMA REMIC, Ser 1993-58, Cl H
     5.500%, 04/25/23                                      345              344
  FNMA REMIC, Ser 2001-33, Cl FA (A)
     5.409%, 05/25/06                                      458              463
  FNMA REMIC, Ser 2002-63, Cl QF (A)
     5.259%, 05/25/06                                      338              340
  FNMA REMIC, Ser 2002-64, Cl FG (A)
     5.160%, 05/18/06                                      414              415
  FNMA REMIC, Ser 2002-78, Cl AU
     5.000%, 06/25/30                                    1,266            1,250
  FNMA REMIC, Ser 2003-57, Cl KL
     3.500%, 03/25/09                                        9                9
  FNMA REMIC, Ser 2003-8, Cl BN
     4.500%, 03/25/16                                    2,506            2,460
  SLMA (A)
     5.020%, 06/15/06                                      317              317
                                                                     ----------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $22,324) ($ Thousands)                                           21,968
                                                                     ----------

CERTIFICATES OF DEPOSIT -- 3.1%
  ANZ Deleware
     4.810%, 01/29/07                                    3,000            2,999
  BNP Paribas Finance
     5.330%, 04/30/07                                    1,000            1,000
  Deutsche Bank
     4.940%, 02/06/07                                    3,000            3,000
  HBOS Treasury Services PLC
     4.840%, 01/30/07                                    3,000            2,989
  Sovereign Bank
     4.000%, 02/01/08                                      400              391
  Wells Fargo Bank
     5.090%, 03/29/07                                    1,000            1,000
  Westdeutsche Landesbank
     3.970%, 07/14/06                                    2,000            2,000
                                                                     ----------
Total Certificates of Deposit
  (Cost $13,398) ($ Thousands)                                           13,379
                                                                     ----------

COMMERCIAL PAPER -- 1.2%
FINANCIAL SERVICES -- 1.2%
  Morgan Stanley
     4.860%, 05/10/06                                    5,000            4,994
                                                                     ----------
Total Commercial Paper
  (Cost $4,994) ($ Thousands)                                             4,994
                                                                     ----------

--------------------------------------------------------------------------------
                                                   Face Amount             Value
Description                                      ($ Thousands)     ($ Thousands)
--------------------------------------------------------------------------------
COLLATERALIZED LOAN OBLIGATION -- 0.1%
MISCELLANEOUS BUSINESS SERVICES -- 0.1%
  Franklin, Ser 4A, Cl A (A) (B)
     5.480%, 06/22/06                               $      500       $      502
                                                                     ----------
Total Collateralized Loan Obligation
  (Cost $503) ($ Thousands)                                                 502
                                                                     ----------

REPURCHASE AGREEMENT(C) -- 8.2%
  UBS Securities LLC
     4.770%, dated 04/28/06, to be
     repurchased on 05/01/06,
     repurchase price $34,813,833
     (collateralized by a FNMA
     obligation, par value $33,740,000,
     6.000%, 06/15/11, with total
     market value $35,500,104)                          34,800           34,800
                                                                     ----------
Total Repurchase Agreement
  (Cost $34,800) ($ Thousands)                                           34,800
                                                                     ----------

Total Investments -- 103.3%
  (Cost $443,020) ($ Thousands)+                                     $  440,615
                                                                     ==========

Percentages are based on Net Assets of $426,615 ($ Thousands).

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on April 30, 2006. The date shown is the earlier of the reset date or the demand date.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of April 30, 2006 was $48,429
($ Thousands) and represented 11.35% of Net Assets. This security has been deemed liquid by the Board of Trustees.

(C) Tri-Party Repurchase Agreement.

(D) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on April 30, 2006. The coupon on a step bond changes on a specified date.

Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association

+ At April 30, 2006, the tax basis cost of the Fund's investments was $443,018, and the unrealized appreciation and depreciation were $278 and $(2,681)
($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

                      SEI Daily Income Trust / Quarterly Report / April 30, 2006

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Daily Income Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher, President

Date: June 26, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher, President

Date: June 26, 2006


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO

Date: June 26, 2006

* Print the name and title of each signing officer under his or her signature.